Income Tax - Summary of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax asset
Net operating losses carry forwards	$ 19,601	$ 19,638
Total deferred tax assets	19,601	19,638
Less valuation allowance	(3,735)	(1,731)
Deferred tax asset, net of valuation allowance	15,866	17,907
Deferred tax liabilities
Investment in joint venture	15,445	17,449
Other temporary differences	32	26
Total deferred tax liabilities	15,477	17,475
Net deferred tax asset	$ 389	$ 432